Investments in Life Insurance Policies	12 Months Ended
Dec. 31, 2024
Investments in Life Insurance Policies [Abstract]
Investments in Life Insurance Policies

9. Investments in Life Insurance Policies

As of December 31, 2024 and 2023, the investments in life insurance policies consisted of the following:

	As of December 31,
	2024	2023
Sun Life Insurance policy(i)	$—	$604,313
BOC Life Insurance policy(ii)	—	213,157
Total investments in life insurance policies	$—	$817,470
(i)	Sun Life Insurance policy:

On August 13, 2012, the Group entered into a life insurance policy with Sun Life Insurance Company of Canada (“Sun Life Insurance”) to insure the life of Sit Yau Chiu who was the key person of Top Win Hong Kong until 2023 and is the father of Mr. Sit Hon. The Group is the policy owner and beneficiary of the insurance policy. The Group paid a total premium of $517,350 at the beginning of the policy. Death compensation under the policy is $2,000,000. The Group can surrender the life insurance policy at any time with no restrictions and will receive the cash surrender value at the date of termination. This value is determined by the premium paid plus accumulated interest earned, minus the accumulated insurance policy charges and surrender charges, as defined under the policy and provided by the insurer.

As of December 31, 2023, the investments in the Sun Life Insurance policy were recognized at their cash surrender values of $604,313, as defined under the policy.

As of December 31, 2023, the investments in the Sun Life Insurance policy have been pledged to DBS for a banking facility of HK$10,500,000 (approximately $1,344,275) extended to the Group.

On May 31, 2024, the Group decided to liquidate its investments in life insurance policies in order to maintain higher liquidity and seek better investment opportunities. Accordingly, the Group resolved to dispose of the investments in the Sun Life Insurance policy to Mr. Sit Hon at a consideration of $604,313. No gain or loss was recognized upon the disposal. Under the transfer agreement, all interests, benefits, and any other proceeds related to or generated from Sun Life Insurance policy would be transferred to Mr. Sit Hon since May 31, 2024.

(ii) BOC Life Insurance policy:

On November 14, 2017, the Group entered into a life insurance policy with BOC Group Life Insurance Company Limited (“BOC Life Insurance”) to insure the life of Sit Yau Chiu who was the key person of Top Win Hong Kong until 2023 and is the father of Mr. Sit Hon. The Group is the policy owner and beneficiary of the insurance policy. The Group paid a total premium of approximately $211,271 at the beginning of the policy. Death compensation under the policy is approximately $604,979. The Group can surrender the life insurance policy at any time with no restrictions and will receive the cash surrender value at the date of termination. This value is determined by the premium paid plus accumulated interest earned,minus the accumulated insurance policy charges and surrender charges, as defined under the policy and provided by the insurer. Since the life insurance policy can be terminated by the Group at any time, it is recognized as a current asset on the consolidated balance sheets

As of December 31, 2023, the investments in the BOC Life Insurance policy were recognized at their cash surrender values of $213,157, as defined under the policy.

On May 31, 2024, the Group decided to liquidate its investments in life insurance policies in order to maintain higher liquidity and seek better investment opportunities. Accordingly, the Group resolved to dispose of the investments in the BOC Life Insurance policy to Mr. Sit Hon at a consideration of $213,157. No gain or loss was recognized upon the disposal. Under the transfer agreement, all interests, benefits, and any other proceeds related to or generated from BOC Life Insurance policy would be transferred to Mr. Sit Hon since May 31, 2024.